UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-8573

Name of Fund: MuniHoldings California Insured Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, MuniHoldings
        California Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 06/30/04

Date of reporting period: 07/01/04 - 09/30/04

Item 1 - Schedule of Investments

                                      MuniHoldings California Insured Fund, Inc.

Schedule of Investments as of September 30, 2004                  (in Thousands)

S&P      Moody's   Face
Ratings  Ratings   Amount    Municipal Bonds                                                                                  Value
===================================================================================================================================
California -  154.1%
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa      $ 1,000    ABAG Finance Authority for Nonprofit Corporations, California, COP (Children's               $   1,123
                             Hospital Medical Center), 6% due 12/01/2029(a)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        3,345    ABC California Unified School District, GO, Series A, 5.625% due                                 3,713
                             8/01/2020(f)(j)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        4,000    Acalanes, California, Unified High School District, GO, 5.80% due                                4,459
                             8/01/2007(f)(i)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        2,250    Alameda, California, GO, 5% due 8/01/2027(b)                                                     2,317
-----------------------------------------------------------------------------------------------------------------------------------
NR*      Aaa        8,775    Alameda County, California, COP, RIB, Series 410, 10.03% due 9/01/2021(b)(g)                    10,422
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        4,535    Bakersfield, California, COP, Refunding (Convention Center Expansion Project),                   4,936
                             5.875% due 4/01/2022(b)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        3,885    Berkeley, California, GO, Series C, 5.375% due 9/01/2029(c)                                      4,108
-----------------------------------------------------------------------------------------------------------------------------------
                             Berkeley, California, Unified School District, GO, Series I (f):
AAA      Aaa        1,000        5.75% due 8/01/2019                                                                          1,116
AAA      Aaa        1,000        5.75% due 8/01/2020                                                                          1,108
AAA      Aaa        4,520        5.875% due 8/01/2024                                                                         5,028
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        2,925    Cajon Valley, California, Union School District, GO, Series B, 5.50% due                         3,139
                             8/01/2027(b)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        2,180    California Community College Financing Authority, Lease Revenue Bonds                            2,376
                             (Grossmont-Palomar-Shasta), Series A, 5.625% due 4/01/2026(b)
-----------------------------------------------------------------------------------------------------------------------------------
                             California Educational Facilities Authority Revenue Refunding Bonds (Occidental
                             College) (b):
AAA      Aaa        5,815        5.625% due 10/01/2017                                                                        6,449
AAA      Aaa        5,000        5.70% due 10/01/2027                                                                         5,471
-----------------------------------------------------------------------------------------------------------------------------------
                             California HFA, Home Mortgage Revenue Bonds:
AA-      Aa2          975        Series D, 5.85% due 8/01/2017                                                                1,036
A-1+     VMIG-1#    2,350        VRDN, AMT, Series B, 1.73% due 8/01/2033(f)(h)                                               2,350
A-1+     VMIG-1#    6,600        VRDN, AMT, Series R, 1.66% due 8/01/2023(a)(h)                                               6,600
A-1+     VMIG-1#      300        VRDN, AMT, Series R, 1.66% due 8/01/2032(a)                                                    300
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of MuniHoldings California Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT             Alternative Minimum Tax (subject to)
COP             Certificates of Participation
DRIVERS         Derivative Inverse Tax-Exempt Receipts
GO              General Obligation Bonds
HFA             Housing Finance Agency
M/F             Multi-Family
RIB             Residual Interest Bonds
S/F             Single-Family
VRDN            Variable Rate Demand Notes

--------------------------------------------------------------------------------

                                      MuniHoldings California Insured Fund, Inc.

Schedule of Investments as of September 30, 2004 (continued)      (in Thousands)

S&P      Moody's   Face
Ratings  Ratings   Amount    Municipal Bonds                                                                                  Value
===================================================================================================================================
California (continued)
-----------------------------------------------------------------------------------------------------------------------------------
                             California HFA, S/F Mortgage Revenue Bonds, AMT, Class II (b):
AAA      Aaa      $   800        Series A-1, 6% due 8/01/2020                                                             $     838
AAA      Aaa        1,220        Series C-2, 5.625% due 8/01/2020(d)                                                          1,274
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        9,250    California Health Facilities Financing Authority, Revenue Bonds (Kaiser                         10,249
                             Permanente), Series A, 5.50% due 6/01/2022(f)(j)
-----------------------------------------------------------------------------------------------------------------------------------
                             California Health Facilities Financing Authority, Revenue Refunding Bonds:
A-1+     VMIG-1#    1,200        (Adventist Hospital), VRDN, Series A, 1.64% due 9/01/2028(b)(h)                              1,200
A-1+     VMIG-1#    1,500        (Adventist Hospital), VRDN, Series B, 1.64% due 9/01/2028(b)(h)                              1,500
AAA      Aaa        2,500        (Catholic Healthcare West), Series A, 6% due 7/01/2025(b)                                    2,700
AAA      Aaa        4,500        (Children's Hospital), 5.375% due 7/01/2020(b)                                               4,792
AAA      Aaa        3,750        (Cottage Health System), Series B, 5% due 11/01/2033(b)                                      3,802
AAA      Aaa        3,950        (De Las Companas), Series A, 5.75% due 7/01/2015(a)                                          4,137
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        1,900    California Infrastructure and Economic Development Bank Revenue Bonds (Los                       2,138
                             Angeles County Department of Public Social Services), 5.75% due 9/01/2023(a)
-----------------------------------------------------------------------------------------------------------------------------------
A        Aa2        5,000    California State Department of Veteran Affairs, Home Purpose Revenue                             5,164
                             Refunding Bonds, Series C, 6.15% due 12/01/2027
-----------------------------------------------------------------------------------------------------------------------------------
BBB+     A2         6,000    California State Department of Water Resources, Power Supply Revenue Bonds,                      6,767
                             Series A, 5.75% due 5/01/2017
-----------------------------------------------------------------------------------------------------------------------------------
AA       Aa3        6,400    California State Department of Water Resources Revenue Bonds (Central Valley                     6,410
                             Project), 5.25% due 7/01/2022
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        2,000    California State, GO, 5.50% due 6/01/2025(c)                                                     2,160
-----------------------------------------------------------------------------------------------------------------------------------
                             California State, GO, Refunding:
A        A3         3,175        5.75% due 12/01/2029                                                                         3,465
NR*      Aaa        7,000        RIB, AMT, Series 777X, 8.74% due 12/01/2021(b)(g)                                            7,343
AAA      Aaa        4,130        Veterans, AMT, Series B, 5.45% due 12/01/2017(b)                                             4,218
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       20,000    California State Public Works Board, Lease Revenue Bonds (Various University of                 21,196
                             California Projects), Series C, 5.125% due 9/01/2022(a)
-----------------------------------------------------------------------------------------------------------------------------------
                             California State Public Works Board, Lease Revenue Refunding Bonds:
AAA      Aaa        5,025        (California State University), Series A, 5.50% due 10/01/2014(b)                             5,456
AAA      Aaa        8,750        (Department of Corrections), Series B, 5.625% due 11/01/2019(b)                              9,515
AAA      Aaa        2,625        (Various Community College Project), Series B, 5.625% due 3/01/2019(a)                       2,800
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        3,875    California State University, Systemwide Revenue Refunding Bonds, Series A, 5%                    3,961
                             due 11/01/2034(f)
-----------------------------------------------------------------------------------------------------------------------------------
A        A3         7,050    California State, Various Purpose, GO, 5.50% due 11/01/2033                                      7,468
-----------------------------------------------------------------------------------------------------------------------------------
                             California Statewide Communities Development Authority, COP:
AAA      NR*        9,500        Refunding (Huntington Memorial Hospital), 5.80% due 7/01/2026(e)                            10,814
AAA      Aaa        5,000        (Sutter Health Obligation Group), 6% due 8/15/2025(b)                                        5,261
-----------------------------------------------------------------------------------------------------------------------------------
A        A3         4,915    California Statewide Communities Development Authority, Health Facility                          5,274
                             Revenue Bonds (Memorial Health Services), Series A, 6% due 10/01/2023
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        1,090    California Statewide Communities Development Authority Revenue Bonds (Los                        1,180
                             Angeles Orthopedic Hospital Foundation), 5.50% due 6/01/2019(a)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        1,640    Campbell, California, Unified High School District, GO, 5.70% due 8/01/2025(f)                   1,819
-----------------------------------------------------------------------------------------------------------------------------------

                                      MuniHoldings California Insured Fund, Inc.

Schedule of Investments as of September 30, 2004 (continued)      (in Thousands)

S&P      Moody's   Face
Ratings  Ratings   Amount    Municipal Bonds                                                                                  Value
===================================================================================================================================
California (continued)
-----------------------------------------------------------------------------------------------------------------------------------
                             Capistrano, California, Unified Public Financing Authority, Special Tax Revenue
                             Refunding Bonds, First Lien, Series A (a):
AAA      Aaa      $16,770        5.70% due 9/01/2016                                                                      $  18,184
AAA      Aaa       10,640        5.70% due 9/01/2020                                                                         11,541
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        8,705    Castaic Lake, California, Water Agency Revenue Bonds, COP (Water System                          9,545
                             Improvement Project), 5.50% due 8/01/2023(a)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        6,810    Chaffey, California, Unified High School District, GO, Series B, 5.375% due                      7,306
                             8/01/2022(c)
-----------------------------------------------------------------------------------------------------------------------------------
                             Chino, California, Unified School District, COP, Refunding (f):
AAA      Aaa        1,695        6.125% due 9/01/2005 (i)                                                                     1,800
AAA      Aaa        5,300        6.125% due 9/01/2026                                                                         5,597
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        2,500    Colton, California, Joint Unified School District, GO, Series A, 5.375% due 8/01/2026 (c)        2,699
-----------------------------------------------------------------------------------------------------------------------------------
AA       NR*        4,925    Commerce, California, Joint Powers Financing Authority Revenue Bonds                             4,963
                             (Redevelopment Projects), Series A, 5% due 8/01/2028 (k)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        7,800    Contra Costa, California, Community College District, GO (Election of 2002),                     8,025
                             5% due 8/01/2028(b)
-----------------------------------------------------------------------------------------------------------------------------------
                             Contra Costa, California, Water District, Water Revenue Bonds, Series G (b):
AAA      Aaa        4,600        5.75% due 10/01/2004(i)                                                                      4,693
AAA      Aaa        5,000        5% due 10/01/2024                                                                            5,052
-----------------------------------------------------------------------------------------------------------------------------------
                             Contra Costa County, California, COP, Refunding:
AAA      Aaa        4,570        (Capital Projects Program), 5.25% due 2/01/2021(a)                                           4,896
AAA      Aaa        6,000        DRIVERS, Series 154, 8.948% due 11/01/2017(b)(g)                                             7,157
AAA      Aaa        2,000        (Merrithew Memorial Hospital Project), 5.50% due 11/01/2022(b)                               2,187
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        8,500    Corona, California, COP (Clearwater Congeneration Project), 5% due                               8,659
                             9/01/2028(b)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        2,395    Covina-Valley, California, Unified School District, GO, Refunding, Series A,                     2,603
                             5.50% due 8/01/2026(f)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        3,750    Culver City, California, Redevelopment Finance Authority, Revenue Refunding                      4,113
                             Bonds, Tax Allocation, Series A, 5.60% due 11/01/2025(f)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        1,870    Davis, California, Joint Unified School District, Community Facilities District,                 1,994
                             Special Tax Refunding Bonds, Number 1, 5.50% due 8/15/2021(b)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        7,500    Desert Sands, California, Unified School District, GO (Election of 2001), 5% due                 7,702
                             6/01/2029(f)
-----------------------------------------------------------------------------------------------------------------------------------
                             East Side Union High School District, California, Santa Clara County, GO, Series E (c)(j):
AAA      Aaa        6,205        5% due 9/01/2022                                                                             6,527
AAA      Aaa        5,655        5% due 9/01/2023                                                                             5,939
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        7,000    El Dorado County, California, Public Agency Financing Authority, Revenue                         7,437
                             Refunding Bonds, 5.50% due 2/15/2021(c)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        3,000    El Rancho, California, Unified School District, GO (Election of 2003), Series A,                 3,080
                             5% due 8/01/2028(c)
-----------------------------------------------------------------------------------------------------------------------------------
                             Escondido, California, COP, Refunding:
AAA      Aaa        1,000        Series A, 5.75% due 9/01/2024(c)                                                             1,118
AAA      Aaa        5,000        (Wastewater Project), 5.70% due 9/01/2026(a)                                                 5,376
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        5,000    Fontana, California, Redevelopment Agency, Tax Allocation Refunding Bonds                        5,199
                             (Southwest Industrial Park Project), 5% due 9/01/2022(b)
-----------------------------------------------------------------------------------------------------------------------------------

                                      MuniHoldings California Insured Fund, Inc.

Schedule of Investments as of September 30, 2004 (continued)      (in Thousands)

S&P      Moody's   Face
Ratings  Ratings   Amount    Municipal Bonds                                                                                  Value
===================================================================================================================================
California (continued)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa      $ 5,000    Foothill-De Anza, California, Community College District, GO, Refunding, 5%                  $   5,104
                             due 8/01/2030(c)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        4,455    Fresno, California, Airport Revenue Bonds, AMT, Series B, 5.50% due                              4,750
                             7/01/2020(f)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        4,040    Garden Grove, California, COP (Financing Project), Series A, 5.50% due                           4,365
                             3/01/2026(a)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        5,200    Glendale, California, Unified School District, GO, Series B, 5.125% due                          5,393
                             9/01/2023(f)
-----------------------------------------------------------------------------------------------------------------------------------
                             Hacienda La Puente, California, Unified School District, GO, Series A (b):
AAA      Aaa        1,700        5.50% due 8/01/2020                                                                          1,852
AAA      Aaa        1,500        5.25% due 8/01/2025                                                                          1,576
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        4,565    Hemet, California, Unified School District, GO, Series A, 5.375% due                             4,834
                             8/01/2026(b)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        5,000    Huntington Beach, California, Union High School District, GO (Election of                        5,137
                             2004), 5% due 8/01/2029 (f)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        9,205    Industry, California, Urban Development Agency, Tax Allocation Refunding Bonds                   9,954
                             (Civic-Recreational-Industrial Redevelopment Project No. 1), 5.50% due
                             5/01/2020(b)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        1,700    Inglewood, California, Unified School District, GO, Series A, 5.60% due                          1,881
                             10/01/2024(c)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        2,300    Irvine, California, Unified School District, Special Tax (Community Facilities                   2,528
                             District Number 86-1), 5.375% due 11/01/2020(a)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        4,665    Irvine, California, Unified School District, Special Tax Refunding Bonds                         5,181
                             (Community Facilities District Number 86-1), 5.80% due 11/01/2020(a)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        2,500    La Quinta, California, Financing Authority, Local Agency Revenue Bonds, Series                   2,678
                             A, 5.25% due 9/01/2024(a)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        7,500    La Quinta, California, Redevelopment Agency, Housing Tax Allocation Bonds                        7,908
                             (Redevelopment Project Areas Number 1 & 2), 6% due 9/01/2005(b)(i)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        4,000    Long Beach, California, Bond Finance Authority, Lease Revenue Bonds (Rainbow                     4,237
                             Harbor Refinancing Project), Series A, 5.25% due 5/01/2024(a)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        3,740    Long Beach, California, Harbor Revenue Bonds, AMT, 5.375% due 5/15/2020(b)                       3,870
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       10,650    Los Altos, California, School District GO, Series A, 5% due 8/01/2023(f)                        10,829
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       12,265    Los Angeles, California, Community College District, GO, Series A, 5.50% due                    13,776
                             8/01/2020(b)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       10,000    Los Angeles, California, Community Redevelopment Agency, Community                              10,232
                             Redevelopment Financing Authority Revenue Bonds (Bunker Hill Project), Series
                             A, 5% due 12/01/2027(f)
-----------------------------------------------------------------------------------------------------------------------------------
                             Los Angeles, California, Department of Water and Power, Electric Plant Revenue
                             Refunding Bonds:
AA-      Aa3          490        5.875% due 2/15/2005(i)                                                                        503
NR*      Aa3        1,030        RIB, Series 370, 10.03% due 2/15/2024(g)                                                     1,085
-----------------------------------------------------------------------------------------------------------------------------------

                                      MuniHoldings California Insured Fund, Inc.

Schedule of Investments as of September 30, 2004 (continued)      (in Thousands)

S&P      Moody's   Face
Ratings  Ratings   Amount    Municipal Bonds                                                                                  Value
===================================================================================================================================
California (continued)
-----------------------------------------------------------------------------------------------------------------------------------
AA       Aa2      $ 2,000    Los Angeles, California, Harbor Department Revenue Bonds, AMT, Series B,                     $   2,101
                             5.375% due 11/01/2023
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        2,200    Los Angeles, California, M/F Housing Revenue Refunding Bonds, Senior Series                      2,231
                             G, 5.65% due 1/01/2014(f)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        1,075    Los Angeles, California, Sanitation Equipment Charge Revenue Bonds, Series A,                    1,127
                             5% due 2/01/2023(a)
-----------------------------------------------------------------------------------------------------------------------------------
                             Los Angeles, California, Unified School District, GO (Election of 2004), Series C (c):
AAA      Aaa        2,880        5% due 7/01/2027                                                                             2,965
AAA      Aaa        3,025        5% due 7/01/2028                                                                             3,112
AAA      Aaa        3,175        5% due 7/01/2029                                                                             3,261
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        7,450    Los Angeles, California, Wastewater System Revenue Refunding Bonds, Series A,                    7,610
                             5% due 6/01/2032(f)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        3,750    Los Angeles County, California, Metropolitan Transportation Authority, Sales                     3,896
                             Tax Revenue Refunding Bonds, Proposition C, Second Tier, Senior Series A,
                             5.25% due 7/01/2030(c)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        1,035    Los Gatos, California, Unified School District, GO (Election 2001), Series B, 5%                 1,059
                             due 8/01/2030 (f)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        1,890    Los Rios, California, Community College District, GO (Election of 2002), Series                  1,946
                             B, 5% due 8/01/2027(b)
-----------------------------------------------------------------------------------------------------------------------------------
NR*      Aaa        1,000    Lucia Mar, California, Unified School District, GO (Election of 2004), Series A,                 1,035
                             5% due 8/01/2026(c)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        5,000    Menlo Park, California, Community Development Agency, Tax Allocation (Las                        5,414
                             Pulgas Community Development Project), 5.50% due 6/01/2025(a)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        9,000    Metropolitan Water District of Southern California, Waterworks Revenue Bonds,                    9,203
                             Series B-1, 5% due 10/01/2033(c)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        5,000    Modesto, California, Schools Infrastructure Financing Agency, Special Tax                        5,126
                             Bonds, 5% due 9/01/2029(a)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        3,500    Mojave, California, Water Agency, GO, Refunding (Improvement District -                          3,810
                             Morongo Basin), 5.80% due 9/01/2022(c)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        2,000    Montebello, California, Community Redevelopment Agency, Housing Tax                              2,197
                             Allocation Bonds, Series A, 5.45% due 9/01/2019(f)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        4,150    Moorpark, California, Redevelopment Agency, Tax Allocation Bonds (Moorpark                       4,268
                             Redevelopment Project), 5.125% due 10/01/2031(a)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        2,315    Morgan Hill, California, Unified School District, GO, 5.75% due 8/01/2019(c)                     2,632
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        3,730    Mount San Antonio, California, Community College District, GO, Series A,                         4,071
                             5.375% due 5/01/2022(c)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       16,000    Norco, California, Redevelopment Agency, Tax Allocation Bonds, Refunding                        17,019
                             (Norco Redevelopment Project- Area Number 1), 5.75% due 3/01/2026(b)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        2,140    North City West, California, School Facilities Financing Authority, Special Tax                  2,332
                             Refunding Bonds, Series B, 6% due 9/01/2019(f)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        3,275    Northern California Power Agency, Public Power Revenue Refunding Bonds                           3,414
                             (Hydroelectric Project Number One), Series A, 5.125% due 7/01/2023(b)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        9,995    Oakland, California, Alameda County Unified School District, GO, Refunding,                     10,378
                             Series C, 5.50% due 8/01/2019(c)
-----------------------------------------------------------------------------------------------------------------------------------

                                      MuniHoldings California Insured Fund, Inc.

Schedule of Investments as of September 30, 2004 (continued)      (in Thousands)

S&P      Moody's   Face
Ratings  Ratings   Amount    Municipal Bonds                                                                                  Value
===================================================================================================================================
California (continued)
-----------------------------------------------------------------------------------------------------------------------------------
                             Oakland, Calfornia, Alameda County Unified School District, GO, Series F (b):
AAA      Aaa      $ 3,705        5.625% due 8/01/2020                                                                     $   4,127
AAA      Aaa        5,245        5.625% due 8/01/2021                                                                         5,843
AAA      Aaa        6,000        5.50% due 8/01/2024                                                                          6,566
-----------------------------------------------------------------------------------------------------------------------------------
                             Oakland, California, GO:
AAA      Aaa        2,500        Measure 1, 5.85% due 12/15/2022(c)                                                           2,747
AAA      Aaa        1,300        Measure K, Series C, 5.80% due 12/15/2018(b)                                                 1,425
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        7,105    Oakland, California, Joint Powers Financing Authority, Lease Revenue Bonds                       7,752
                             (Oakland Administration Buildings), 5.75% due 8/01/2006(a)(i)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       10,000    Oxnard, California, Financing Authority, Wastewater Revenue Bonds (Redwood                      10,507
                             Trunk Sewer and Headworks Projects), Series A, 5.25% due 6/01/2034(c)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        6,475    Palm Desert, California, Financing Authority, Tax Allocation Revenue Bonds                       6,578
                             (Project Area Number 2), 5% due 8/01/2033(b)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        5,750    Palm Desert, California, Financing Authority, Tax Allocation, Revenue Refunding                  6,254
                             Bonds (Project Area Number 1), 5.45% due 4/01/2018(b)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        1,000    Palm Springs, California, COP, Refunding (Multiple Capital Facilities Project),                  1,098
                             5.75% due 4/01/2017(a)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        1,600    Palm Springs, California, Financing Authority, Lease Revenue Refunding Bonds                     1,740
                             (Convention Center Project), Series A, 5.50% due 11/01/2035(b)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        4,000    Pittsburg, California, Public Financing Authority, Water Revenue Bonds, 5.50%                    4,297
                             due 6/01/2027(b)
-----------------------------------------------------------------------------------------------------------------------------------
                             Pleasanton, California, Unified School District, GO (i):
AAA      Aaa        2,700        Series D, 5.375% due 8/01/2007(b)                                                            2,978
AAA      Aaa        9,100        Series E, 5.50% due 8/01/2008(c)                                                            10,294
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        5,000    Port Oakland, California, Port Revenue Refunding Bonds, Series I, 5.40% due                      5,510
                             11/01/2017(b)
-----------------------------------------------------------------------------------------------------------------------------------
                             Port Oakland, California, Revenue Bonds, AMT, Series K (c):
AAA      Aaa        3,500        5.75% due 11/01/2014                                                                         3,878
AAA      Aaa       17,120        5.75% due 11/01/2029                                                                        18,582
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       25,355    Port Oakland, California, Revenue Refunding Bonds, AMT, Series L, 5.375% due                    26,397
                             11/01/2027(c)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        2,205    Richmond, California, Joint Powers Financing Authority, Tax Allocation Revenue                   2,454
                             Bonds, Series A, 5.50% due 9/01/2018(b)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        3,000    Riverside, California, COP, 5% due 9/01/2028(a)                                                  3,060
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       10,825    Sacramento, California, Municipal Utility District, Electric Revenue Refunding                  11,468
                             Bonds, Series L, 5.125% due 7/01/2022(b)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        3,500    Sacramento, California, Power Authority Revenue Bonds (Cogeneration Project),                    3,786
                             5.875% due 7/01/2015(b)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        1,700    Sacramento County, California, Airport System Revenue Bonds, Series A, 5.25%                     1,868
                             due 7/01/2017(f)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        3,715    Sacramento County, California, Sanitation District, Financing Authority, Revenue                 3,795
                             Refunding Bonds, 5% due 12/01/2027(a)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        4,115    Saddleback Valley, California, Unified School District, GO, 5% due 8/01/2029(f)                  4,227
-----------------------------------------------------------------------------------------------------------------------------------

                                      MuniHoldings California Insured Fund, Inc.

Schedule of Investments as of September 30, 2004 (continued)      (in Thousands)

S&P      Moody's   Face
Ratings  Ratings   Amount    Municipal Bonds                                                                                  Value
===================================================================================================================================
California (continued)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa      $ 5,440    San Bernardino, California, Joint Powers Financing Authority, Lease Revenue                  $   5,748
                             Bonds (Department of Transportation Lease), Series A, 5.50% due 12/01/2020(b)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        5,000    San Bernardino, California, Joint Powers Financing Authority, Tax Allocation                     5,257
                             Revenue Refunding Bonds, Series A, 5.75% due 10/01/2025(f)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        1,480    San Bernardino County, California, COP, Refunding (Medical Center Financing                      1,514
                             Project), 5.50% due 8/01/2019(b)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        5,055    San Diego, California, Public Facilities Financing Authority, Sewer Revenue                      5,253
                             Bonds, Series A, 5.25% due 5/15/2027(c)
-----------------------------------------------------------------------------------------------------------------------------------
                             San Diego, California, Unified School District, GO (Election of 1998) (f):
AAA      Aaa        4,865        Series E, 5% due 7/01/2028                                                                   4,993
AAA      Aaa        6,480        Series F, 5% due 7/01/2028                                                                   6,666
AAA      Aaa        7,440        Series F, 5% due 7/01/2029                                                                   7,642
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        2,075    San Francisco, California, Bay Area Rapid Transit District, Revenue Refunding                    2,080
                             Bonds (BART SFO Extention), Series A, 4.875% due 6/15/2009(a)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        6,795    San Francisco, California, Bay Area Rapid Transit District, Sales Tax Revenue                    7,336
                             Bonds, 5.50% due 7/01/2026(c)
-----------------------------------------------------------------------------------------------------------------------------------
                             San Francisco, California, City and County Airport Commission, International
                             Airport Revenue Bonds, AMT, Second Series:
AAA      Aaa        5,830        Issue 10A, 5.50% due 5/01/2013(b)                                                            6,216
AAA      Aaa        5,750        Issue 12A, 5.80% due 5/01/2021(c)                                                            6,053
AAA      Aaa        6,430        Issue 24A, 5.50% due 5/01/2024(f)                                                            6,755
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        4,000    San Francisco, California, City and County Public Utilities Commission, Water                    4,075
                             Revenue Refunding Bonds, Series A, 5% due 11/01/2032(b)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        8,900    San Francisco, California, State Building Authority, Lease Revenue Bonds (San                    9,560
                             Francisco Civic Center Complex), Series A, 5.25% due 12/01/2021(a)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        2,000    San Jose-Santa Clara, California, Water Financing Authority, Sewer Revenue                       2,084
                             Bonds, Series A, 5.375% due 11/15/2020(c)
-----------------------------------------------------------------------------------------------------------------------------------
                             San Juan, California, Unified School District, GO:
AAA      Aaa        3,955        5.625% due 8/01/2018(c)                                                                      4,483
AAA      Aaa        3,830        5.625% due 8/01/2019(c)                                                                      4,342
AAA      Aaa        4,250        5% due 8/01/2028(b)                                                                          4,363
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        2,300    San Mateo County, California, Community College District, COP, 5% due                            2,345
                             10/01/2029(b)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        5,000    San Mateo-Foster City, California, School District, GO, 5.30% due 8/01/2029(c)                   5,234
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       14,000    Santa Clara, California, Redevelopment Agency, Tax Allocation Bonds (Bayshore                   15,418
                             North Project), Series A, 5.50% due 6/01/2023(a)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        6,050    Santa Clara, California, Subordinated Electric Revenue Bonds, Series A, 5% due                   6,209
                             7/01/2028(b)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        9,750    Santa Clara County, California, Financing Authority, Lease Revenue Refunding                    10,140
                             Bonds, Series A, 5% due 11/15/2022(a)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        9,000    Santa Fe Springs, California, Community Development, Commission Tax                              9,358
                             Allocation Refunding Bonds (Consolidated Redevelopment Project), Series A, 5%
                             due 9/01/2022(b)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        1,500    Santa Maria, California, Joint Union High School District, GO, Series A, 5.25%                   1,630
                             due 8/01/2025(f)
-----------------------------------------------------------------------------------------------------------------------------------

                                      MuniHoldings California Insured Fund, Inc.

Schedule of Investments as of September 30, 2004 (continued)      (in Thousands)

S&P      Moody's   Face
Ratings  Ratings   Amount    Municipal Bonds                                                                                  Value
===================================================================================================================================
California (concluded)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa      $ 5,110    Santa Monica, California, Redevelopment Agency, Tax Allocation Bonds                         $   5,697
                             (Earthquake Recovery Redevelopment Project), 6% due 7/01/2029(a)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        2,855    Santa Rosa, California, High School District, GO (Election of 2002), 5% due                      2,931
                             8/01/2028(b)
-----------------------------------------------------------------------------------------------------------------------------------
A-1+     Aaa        2,600    Stanislaus, California, Waste-to-Energy Financing Agency, Solid Waste Facility                   2,600
                             Revenue Refunding Bonds (Ogden Martin System Inc. Project), VRDN, 1.70%
                             due 1/01/2010(b)(h)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       13,250    Tracy, California, Area Public Facilities Financing Agency, Special Tax                         14,442
                             Refunding Bonds (Community Facilities District Number 87-1), Series H, 5.875%
                             due 10/01/2019(b)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        6,655    Turlock, California, Public Finance Authority, Sewer Revenue Bonds, Series A,                    6,799
                             5% due 9/15/2033(c)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        7,475    University of California, COP, Series A, 5.25% due 11/01/2024(a)                                 7,885
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        9,875    University of California, Hospital Revenue Bonds (University of California                      10,644
                             Medical Center), 5.75% due 7/01/2006(a)(i)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        1,410    University of California Revenue Bonds, Series K, 5.25% due 9/01/2024(c)                         1,494
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       16,000    University of California Revenue Refunding Bonds (Multiple Purpose Projects),                   17,082
                             Series E, 5.125% due 9/01/2020(b)
-----------------------------------------------------------------------------------------------------------------------------------
                             Vista, California, Unified School District, GO:
AAA      Aaa       10,000        Series A, 5.25% due 8/01/2025(f)                                                            10,585
AAA      Aaa        2,550        Series B, 5% due 8/01/2028(c)                                                                2,618
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        6,690    West Contra Costa, California, Unified School District, GO, Series B, 5% due                     6,822
                             8/01/2032(f)
-----------------------------------------------------------------------------------------------------------------------------------

Puerto Rico - 4.3%
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa        5,825    Puerto Rico Commonwealth, GO, Public Improvement, 5.75% due 7/01/2026(b)(i)                      6,659
-----------------------------------------------------------------------------------------------------------------------------------
A        Baa1       7,670    Puerto Rico Commonwealth Highway and Transportation Authority, Transportation                    8,000
                             Revenue Bonds, Series B, 6% due 7/01/2005(i)
-----------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       11,215    Puerto Rico Electric Power Authority, Power Revenue Bonds, Series HH, 5.30%                     12,285
                             due 7/01/2020(f)
-----------------------------------------------------------------------------------------------------------------------------------
                             Total Municipal Bonds (Cost - $923,088) - 158.4%                                               988,122
-----------------------------------------------------------------------------------------------------------------------------------

                   Shares
                    Held     Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                       41    CMA California Municipal Money Fund**                                                               41
-----------------------------------------------------------------------------------------------------------------------------------
                             Total Short-Term Securities (Cost - $41) - 0.0%                                                     41
-----------------------------------------------------------------------------------------------------------------------------------
                             Total Investments (Cost - $923,129*** ) - 158.4%                                               988,163

                             Other Assets Less Liabilities - 4.1%                                                            25,551

                             Preferred Stock, at Redemption Value - (62.5%)                                                (390,052)
                                                                                                                          ---------
                             Net Assets Applicable to Common Stock - 100.0%                                               $ 623,662
                                                                                                                          =========

                                      MuniHoldings California Insured Fund, Inc.

Schedule of Investments as of September 30, 2004 (concluded)

(a)   AMBAC Insured.
(b)   MBIA Insured.
(c)   FGIC Insured.
(d)   FHA Insured.
(e)   Connie Lee Insured.
(f)   FSA Insured.
(g) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at September 30, 2004.
(h) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at September 30, 2004.
(i)   Prerefunded.
(j)   Escrowed to maturity.
(k)   Radian Insured.
*     Not Rated.
** Investments in companies considered to be an affiliate of the Fund (such companies are defined as Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                 Net                    Dividend
      Affiliate                                Activity                  Income
      --------------------------------------------------------------------------
      CMA California Municipal Money Fund         5                       $ 68
      --------------------------------------------------------------------------

*** The cost and unrealized appreciation/depreciation of investments as of September 30, 2004, as computed for federal income tax purposes were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Aggregate cost                                                 $  923,138
                                                                     ==========
      Gross unrealized appreciation                                  $   65,166
      Gross unrealized depreciation                                        (141)
                                                                     ----------
      Net unrealized appreciation                                    $   65,025
                                                                     ==========

#     Highest short-term rating by Moody's Investors Service, Inc.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MuniHoldings California Insured Fund, Inc.


By: /s/ Terry K. Glenn
    -------------------------------
    Terry K. Glenn,
    President
    MuniHoldings California Insured Fund, Inc.

Date: November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    -------------------------------
    Terry K. Glenn
    President
    MuniHoldings California Insured Fund, Inc.

Date: November 19, 2004


By: /s/ Donald C. Burke
    -------------------------------
    Donald C. Burke
    Chief Financial Officer
    MuniHoldings California Insured Fund, Inc.

Date: November 19, 2004